Noncontrolling Interest (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Noncontrolling Interest [Abstract]
Noncontrolling Interest in the Operating Partnership

Below is the rollforward analysis of the activity relating to the noncontrolling interests in the Operating Partnership as of September 30, 2015:

Noncontrolling Interest
Balance as of December 31, 2014	$16,129
Issuance of noncontrolling interests in the operating partnership	-
Redemption of noncontrolling interests in the operating partnership	(3,127)
Net loss attribution	(30)
Fair value adjustments	(1,390)
Distributions	(305)
Balance as of September 30, 2015	$11,277

There were no noncontrolling interests in the Operating Partnership as of December 31, 2013. Below is the rollforward of the activity relating to the noncontrolling interests in the Operating Partnership as of December 31, 2014:

Noncontrolling Interest
Balance as of December 31, 2013	$-
Issuance of noncontrolling interests in the operating partnership	22,670
Redemption of noncontrolling interests in the operating partnership	(8,738)
Net loss attribution	(236)
Fair value adjustments	2,636
Dividends	(203)
Balance as of December 31, 2014	$16,129